SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
Retirement Benefits [Abstract]
Schedule of Restricted shares

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of December 31, 2025	4,489,726	2.81
Granted	—	—
Vested	(476,207)	2.92
Unvested as of June 30, 2026	4,013,519	2.80

Schedule of share-based compensation expenses

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
General and administrative expenses	628,500	1,257,016
Selling and marketing expenses	48,125	138,160
Total	676,625	1,395,176

Among which:
Share-based compensation expense for employee	—	229,283
Share-based compensation expense for non-employee	676,595	1,165,893